Investments in associates (Tables)	6 Months Ended
Apr. 30, 2023
Investments accounted for using equity method [abstract]
Significant Investments in Associates
The Bank had significant investments in the following associates:

					As at
					April 30 2023	January 31 2023	October 31 2022
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value	Carrying value
Canadian Tire Financial Services business (CTFS) (2)	Canada	Financial Services	20.00%	March 31, 2023	$558	$565	$579
Bank of Xi’an Co. Ltd. (3)	China	Banking	18.11%	March 31, 2023	1,099	1,077	1,007
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	March 31, 2023	459	437	438
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)
Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)
Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $570 (January 31, 2023 – $556; October 31, 2022 – $489). The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at April 30, 2023 using a value in use (VIU), discounted cash flow model. The Bank concluded that there is no impairment as at April 30, 2023.

(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of April 30, 2023, these reserves amounted to $69 (January 31, 2023 – $66; October 31, 2022 – $67).